SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Amounts Receivable
Trade accounts receivable	$ 1,473,228	$ 951,314
Corporate taxes receivable		182,820
GST receivable	430,499	272,993
Trade and other receivables	$ 1,903,727	$ 1,407,127